UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Trustees (CI) LTD
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sean Creavy
        -------------------------
Title:  Senior Manager, Client Services & Operations
        -------------------------
Phone:  00 44 1534 602031
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Creavy                    Jersey, CI, UK                     4/30/2008
---------------                    --------------                     ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            79
                                         ------------
Form 13F Information Table Value Total:  $137,608,193
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ALCATEL-LUCENT                 SPONSORED ADR    013904305     1231     214 SH       Sole                214      0    0
ALCATEL-LUCENT                 SPONSORED ADR    013904305     1679     292 SH       Sole                292      0    0
ALLIED CAP CORP NEW            COM              01903Q108    18460    1000 SH       Sole               1000      0    0
ALTRIA GROUP INC               COM              02209S103    22170    1000 SH       Sole               1000      0    0
AMERICAN EXPRESS CO            COM              025816109     8738     200 SH       Sole                200      0    0
AMERICAN INTL GROUP INC        COM              026874107    15153     350 SH       Sole                350      0    0
AMERIPRISE FINL INC            COM              03076C106     5179     100 SH       Sole                100      0    0
BAIDU COM INC                  SPON ADR REP A   056752108    31117     130 SH       Sole                130      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    71580    3000 SH       Sole               3000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    71580    3000 SH       Sole               3000      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207   134040      30 SH       Sole                 30      0    0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    46050    1000 SH       Sole               1000      0    0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    56746     615 SH       Sole                615      0    0
CBS CORP NEW                   CL B             124857202    11048     500 SH       Sole                500      0    0
CENTEX CORP                    COM              152312104     8477     350 SH       Sole                350      0    0
CISCO SYS INC                  COM              17275R102    24105    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102   120525    5000 SH       Sole               5000      0    0
CITIGROUP INC                  COM              172967101    21370    1000 SH       Sole               1000      0    0
CITIGROUP INC                  COM              172967101    21370    1000 SH       Sole               1000      0    0
CITIGROUP INC                  COM              172967101     4274     200 SH       Sole                200      0    0
CITIGROUP INC                  COM              172967101    10685     500 SH       Sole                500      0    0
CONOCOPHILLIPS                 COM              20825C104    54842     720 SH       Sole                720      0    0
DEERE & CO                     COM              244199105    23306     290 SH       Sole                290      0    0
DISCOVER FINL SVCS             COM              254709108  5442837  332387 SH       Sole             332387      0    0
EATON VANCE ENH EQTY INC FD    COM              278277108    42663    2500 SH       Sole               2500      0    0
EATON VANCE TAX MNG GBL DV E   COM              27829F108    39150    2500 SH       Sole               2500      0    0
EATON VANCE TAX MNG GBL DV E   COM              27829F108    39150    2500 SH       Sole               2500      0    0
EXELON CORP                    COM              30161N101    24357     300 SH       Sole                300      0    0
EXXON MOBIL CORP               COM              30231G102    45787     540 SH       Sole                540      0    0
EXXON MOBIL CORP               COM              30231G102    42395     500 SH       Sole                500      0    0
GENERAL ELECTRIC CO            COM              369604103    18468     500 SH       Sole                500      0    0
GENERAL ELECTRIC CO            COM              369604103    33242     900 SH       Sole                900      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    42435    1000 SH       Sole               1000      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    24779     150 SH       Sole                150      0    0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT       409735107    17520    3000 SH       Sole               3000      0    0
HARTFORD FINL SVCS GROUP INC   COM              416515104    30292     400 SH       Sole                400      0    0
HEWLETT PACKARD CO             COM              428236103   182229    3984 SH       Sole               3984      0    0
HOSPIRA INC                    COM              441060100     8548     200 SH       Sole                200      0    0
IDEARC INC                     COM              451663108      183      50 SH       Sole                 50      0    0
INTEL CORP                     COM              458140100     6356     300 SH       Sole                300      0    0
INTEL CORP                     COM              458140100     8474     400 SH       Sole                400      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    53515     465 SH       Sole                465      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    23017     200 SH       Sole                200      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   581851   26950 SH       Sole              26950      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   254762   11800 SH       Sole              11800      0    0
ISHARES INC                    MSCI JAPAN       464286848   717750   58000 SH       Sole              58000      0    0
ISHARES TR                     MSCI EMERG MKT   464287234   654469    4875 SH       Sole               4875      0    0
ISHARES TR                     7-10 YR TRS BD   464287440    91735    1000 SH       Sole               1000      0    0
JP MORGAN CHASE & CO           COM              46625H100    85890    2000 SH       Sole               2000      0    0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   166942    3050 SH       Sole               3050      0    0
KRAFT FOODS INC                CL A             50075N104    21707     700 SH       Sole                700      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    63950   10000 SH       Sole              10000      0    0
MARATHON OIL CORP              COM              565849106    27354     600 SH       Sole                600      0    0
MELCO PBL ENTMNT LTD           ADR              585464100    11395    1000 SH       Sole               1000      0    0
MERCK & CO INC                 COM              589331107   151800    4000 SH       Sole               4000      0    0
MICROSOFT CORP                 COM              594918104    56670    2000 SH       Sole               2000      0    0
MORGAN STANLEY EASTN EUR FD    COM              616988101   142695    4500 SH       Sole               4500      0    0
MORGAN STANLEY                 COM NEW          617446448 30340331  664775 SH       Sole             664775      0    0
PEABODY ENERGY CORP            COM              704549104    12736     250 SH       Sole                250      0    0
PROCTER & GAMBLE CO            COM              742718109    35015     500 SH       Sole                500      0    0
QUALCOMM INC                   COM              747525103    65576    1600 SH       Sole               1600      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    21125    1000 SH       Sole               1000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    70095    3000 SH       Sole               3000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    44040    2000 SH       Sole               2000      0    0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    22485    1000 SH       Sole               1000      0    0
SPDR TR                        UNIT SER 1       78462F103   247575    1875 SH       Sole               1875      0    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   166556    2250 SH       Sole               2250      0    0
SMITHFIELD FOODS INC           COM              832248108    18029     700 SH       Sole                700      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    29700    2000 SH       Sole               2000      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    29700    2000 SH       Sole               2000      0    0
TEMPLETON RUS AND EAST EUR F   COM              88022F105   171240    3000 SH       Sole               3000      0    0
TIME WARNER INC                COM              887317105    14035    1000 SH       Sole               1000      0    0
TIME WARNER INC                COM              887317105   120701    8600 SH       Sole               8600      0    0
VIACOM INC NEW                 CL B             92553P201    19798     500 SH       Sole                500      0    0
WAL MART STORES INC            COM              931142103    26328     500 SH       Sole                500      0    0
BUNGE LIMITED                  COM              G16962105 44108859  507991 SH       Sole             507991      0    0
BUNGE LIMITED                  COM              G16962105 52010823  598996 SH       Sole             598996      0    0
BUNGE LIMITED                  COM              G16962105    66859     770 SH       Sole                770      0    0
SEASPAN CORP                   SHS              Y75638109    28495    1000 SH       Sole               1000      0    0